Note 11 - Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 11 - Retirement Plans (Details) [Line Items]
Defined Contribution Plan, Cost Recognized (in Dollars)	$ 16,300,000	$ 18,600,000	$ 17,000,000
100% for first 4% Contributed [Member] | U.S. Segment [Member]
Note 11 - Retirement Plans (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
50% for the next 2% Contributed [Member] | U.S. Segment [Member]
Note 11 - Retirement Plans (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Canadian Segment [Member] | Deferred Profit Sharing Plan [Member]
Note 11 - Retirement Plans (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	5.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount (in Dollars)	12,465
Deferred Compensation Arrangement with Individual, Requisite Service Period	2 years
Canadian Segment [Member] | Group Registered Retirement Savings Plan [Member]
Note 11 - Retirement Plans (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount (in Dollars)	$ 24,270
Australian Segment [Member]
Note 11 - Retirement Plans (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	9.50%
U.S. Segment [Member] | Minimum [Member]
Note 11 - Retirement Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	1.00%
U.S. Segment [Member] | Maximum [Member]
Note 11 - Retirement Plans (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	75.00%
U.S. Segment [Member]
Note 11 - Retirement Plans (Details) [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage	20.00%